Gain on Forgiveness of Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain on forgiveness of debt (Textual)
Gain on forgiveness of debt	$ 10,847	$ 237,895